Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenues	$ 6,330,428	$ 5,341,850	$ 9,063,137
Costs of services	2,021,058	1,934,237	2,342,276
Gross profit	4,309,370	3,407,613	6,720,861
Operating costs and expenses:
Selling expenses	952,888	1,732,758	2,310,188
General and administrative	10,521,551	3,148,256	3,115,120
Total operating costs and expenses	11,474,439	4,881,014	5,425,308
Income (loss) from operations	(7,165,069)	(1,473,401)	1,295,553
Other (income) expenses:
Other income	(819,135)	(71,640)	(55,000)
Interest income	(26,463)	(9,537)	(35,293)
Foreign exchange gain		(743)	(23,262)
Total other (income) expenses	(845,598)	(81,920)	(113,555)
Income (loss) before provision for income taxes	(6,319,471)	(1,391,481)	1,409,108
Current income tax expense (recovery)	16,459	13,889	397,553
Deferred income tax expense (recovery)	(99,814)	(321,057)
Income taxes expense (recovery)	(83,355)	(307,168)	397,553
Net income (loss)	(6,236,116)	(1,084,313)	1,011,555
Net income (loss) attributable to non-controlling interest	(164,887)
Net income (loss) attributable to common stockholders	(6,071,229)	(1,084,313)	1,011,555
Unrealized foreign currency translation adjustment	(28,939)
Comprehensive income	$ (6,265,055)	$ (1,084,313)	$ 1,011,555
Basic & diluted net income per share (in Dollars per share)	$ (0.55)	$ (0.12)	$ 0.13
Weighted average number of ordinary shares-basic and diluted (in Shares)	11,010,240	9,160,447	7,938,000